UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21162
                                   811-9739

Name of Fund: Merrill Lynch Core Principal Protected Fund of Merrill Lynch
              Principal Protected Trust
              Master Large Cap Core Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 11/01/03 - 10/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Core Principal
                                        Protected Fund

Annual Report
October 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Core Principal Protected Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

A Letter From the President

Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations, which have continued to post strong earnings. Although the most impressive results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate four times in the past several months, from 1% to 2% as of the November 10 Federal Open Market Committee meeting. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly monetary policy will move from here, anxiously absorbing every bit of economic data and Fed innuendo.

With the presidential election now behind us, any politically provoked market angst should subside to some extent. The effect of oil prices, however, is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical tensions are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, the Standard & Poor's 500 Index returned +9.42% for the 12-month period and +2.96% for the six-month period ended October 31, 2004. As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key during uncertain times is to remain focused on the big picture. While tracking current events is important, investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan. We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund outperformed the Lipper Balanced Target Maturity Funds average return for the fiscal year while effectively meeting its objective of preserving investor principal.

What is the Fund's investment objective?

The Fund seeks long-term capital growth while protecting the principal value of investor shares. This is accomplished through investments in a core equity component (equity securities of large-capitalization companies) and a protection component (fixed income investments that have financial characteristics resembling a portfolio of zero-coupon bonds). A mathematical formula is used to determine the allocation between these two components. During the period, the Portfolio's equity allocation ranged from 58.2% of total assets to 73.3%, and the fixed income allocation ranged from 26.7% to 41.8%.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended October 31, 2004, Merrill Lynch Core Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +4.14%, +3.36%, +3.37% and +4.44%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) The Russell 1000 Index, a widely used, all-equity benchmark, had a total return of +9.33% for the same period. Because the Fund incorporates a fixed income component, which is not reflected in the Russell 1000 Index, it will at times outperform or underperform that benchmark. The Fund outperformed its comparable Lipper category of Balanced Target Maturity Funds, which had an average return of +2.50% for the 12-month period. (Funds in this Lipper category invest to provide a guaranteed return of investment at maturity. Some of the assets are invested in zero-coupon U.S. Treasury securities, while the remainder is in equity securities for long-term growth of capital and income.)

Notably, for the six-month period ended October 31, 2004, the Fund outperformed the Russell 1000 Index and the Lipper category average. The Fund's Class A, Class B, Class C and Class I Shares had total returns of +4.00%, +3.56%, +3.56% and +4.17%, respectively, for the six months ended October 31, 2004. This compared to a return of +3.04% for the Russell 1000 and +1.57% for the Lipper Balanced Target Maturity Funds average.

Because the Fund invests in large-capitalization stocks that represent a significant part of the U.S. stock market, its portfolio was influenced by the same economic and market events that affected the broader stock market during the period. Essentially, the past year could be viewed as two distinct periods. The stock market performed strongly in the first six months, carrying the momentum from year-end 2003 into the new year. Specifically, equities gleaned support from favorable economic news, unprecedented fiscal and monetary policy stimulus, extraordinary corporate earnings results, strong money flows and attractive valuations. In the six months that followed, the market was much more volatile, taking its cues from election-related uncertainty, violence in Iraq, record-high oil prices, rising interest rates and a series of soft economic data.

Over the course of the year, we witnessed a "flight to quality," whereby investor favor shifted from low-quality, low-price and higher-risk securities early in 2004 to higher-quality, higher-cap and lower-risk stocks as investors became more cautious. Looking ahead, we believe good stock picking will rely more on evaluating underlying company fundamentals, with no clear winners in terms of sector, style or market cap size.

What were the primary factors that influenced Fund performance?

Within the equity portfolio, positive performance came from stock selection in the utilities, healthcare and consumer discretionary sectors, especially specialty retailers. This was partially offset by stock selection in information technology and financials, especially insurance-related stocks.

At the individual stock level, the largest positive contributors to performance included American Eagle Outfitters, Inc., Urban Outfitters, Inc., Nordstrom, Inc., Oxford Health Plans, Inc., Norfolk Southern Corporation and Autodesk, Inc. The largest detractors from performance included Humana Inc., ITT Educational Services, Inc., Amkor Technology, Inc., SanDisk Corporation and Cypress Semiconductor Corporation. In addition, an underweight position in Merck & Co., Inc. benefited performance, while an underweighting in Exxon Mobil Corporation negatively affected performance.


4       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

What changes were made to the Portfolio during the year?

In the equity portion of the portfolio, we maintained a procyclical bias for the majority of the fiscal year, investing in those companies and sectors that we believed could benefit from a burgeoning U.S. economy. For the most part, portfolio activity involved fine-tuning our exposures based on our fundamental research, including the use of both qualitative and quantitative screens. Although we continue to believe the U.S. economy is on relatively solid footing, we had moderated our cyclical focus to some extent by period-end as investors grew somewhat more cautious.

From a sector perspective, we increased our positions relative to the Russell 1000 Index in energy and materials, and ended the period overweight in these industries. We also increased our exposure to consumer staples, a more defensive sector, although we remain underweight in this area. We reduced our positions relative to the benchmark in information technology and consumer discretionary, but remain overweight in these sectors, and also trimmed our exposure to industrials.

In terms of individual stocks, we continued to search for companies with what we viewed as good earnings momentum and compelling valuations. The largest purchases during the period included Johnson & Johnson, Pfizer, Inc., ChevronTexaco Corporation, Anthem, Inc., Hewlett-Packard Company, Countrywide Credit Industries, Inc. and Lucent Technologies, Inc. The largest sales included Cisco Systems, Inc., Citigroup Inc., Sprint Corp. (PCS), QUALCOMM Incorporated, J.P. Morgan Chase & Co. and Apollo Group, Inc.

The fixed income component of the Portfolio was invested in U.S. Treasury zero-coupon bonds set to mature close to the expiration of the Fund (February 28, 2010).

How would you characterize the Portfolio's position at the close of the period?

At the end of the period, Portfolio assets were invested 69.7% in equities and 30.3% in fixed income securities.

In the equity component, we generally maintained our focus on cyclical stocks in anticipation of positive economic developments and continued strong earnings growth. Some observers have come to question the vitality of economic growth in recent months, citing negligible inflation, slowing consumer spending and record-high oil prices. However, we continue to believe that the foundations of the economy are reasonably strong and corporate balance sheets are in good shape. Corporations continue to post earnings increases well above the historical average of 7%. At this time, the market has already found some relief in the conclusion of the presidential election. Investors appear to have viewed the re-election of President Bush as a positive for American businesses.

Based on our relatively optimistic view, our largest overweights as of October 31, 2004, were in consumer discretionary, energy and materials -- areas we believe should benefit from strong earnings growth. The largest underweights were in financials, which tend to underperform in periods of rising interest rates, and consumer staples.

We remain focused on our search for companies exhibiting good earnings momentum, earnings surprise and favorable valuation characteristics, and that we believe are positioned to deliver strong performance over the long term. At the same time, the Fund remains committed to its goal of protecting investor principal.

Robert C. Doll, Jr.
Senior Vice President and Senior Portfolio Manager

November 12, 2004

--------------------------------------------------------------------------------
If you would like a copy, free of charge, of the most recent annual or quarterly report of Ambac Assurance Corporation, the Guarantor; please contact the Fund at 1-800-MER-FUND.
--------------------------------------------------------------------------------

        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004       5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. The Fund's Investment Adviser reimbursed a portion of the Fund's expenses. Without such waiver, the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                              6-Month         12-Month     Since Inception
As of October 31, 2004                                      Total Return    Total Return    Total Return
==========================================================================================================
ML Core Principal Protected Fund Class A Shares*                +4.00%          +4.14%          +17.89%
----------------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class B Shares*                +3.56           +3.36           +16.39
----------------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class C Shares*                +3.56           +3.37           +16.39
----------------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class I Shares*                +4.17           +4.44           +18.43
----------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Corporate Master Index**                     +4.94           +6.92           +11.05
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index***                         +4.23           +5.53           + 6.92
----------------------------------------------------------------------------------------------------------
Russell 1000(R) Index****                                       +3.04           +9.33           +39.40
----------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 2/28/03.
** This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities. Since inception total return is from 2/28/03.
*** This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity. Since inception total return is from 2/28/03.
**** This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Since inception total return is from 2/28/03.

      Russell 1000 and Russell 3000 are registered trademarks of the Frank Russell Company.


6       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Total Return Based on a $10,000 Investment--Class A Shares and Class B Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the Merrill Lynch U.S. Corporate Master Index, Lehman Brothers Aggregate Bond Index and the Russell 1000 Index. Values are from February 28, 2003 to October 2004.

                                                     2/28/03**         10/03            10/04
ML Core Principal Protected Fund+--
Class A Shares*                                      $ 9,475           $10,726          $11,170

ML Core Principal Protected Fund+--
Class B Shares*                                      $10,000           $11,260          $11,239

Merrill Lynch U.S. Corporate Master Index++          $10,000           $10,387          $11,105

Lehman Brothers Aggregate Bond Index+++              $10,000           $10,132          $10,692

Russell 1000 Index++++                               $10,000           $12,750          $13,940

* Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ ML Core Principal Protected Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes blends growth and value.
++ This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities.
+++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity.
++++ This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

      Past performance is not predictive of future results.

Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 10/31/04                              + 4.14%         - 1.32%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 10/31/04                                     +10.35          + 6.85
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     Return           Return
                                                  Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 10/31/04                               +3.36%          - .64%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 10/31/04                                      +9.51           +7.24
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004       7

[LOGO] Merrill Lynch Investment Managers

Performance Data (concluded)

Total Return Based on a $10,000 Investment--Class B Shares and Class I Shares

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class I Shares compared to growth of an investment in the Merrill Lynch U.S. Corporate Master Index, Lehman Brothers Aggregate Bond Index and the Russell 1000 Index. Values are from February 28, 2003 to October 2004.

                                                     2/28/03**         10/03            10/04
ML Core Principal Protected Fund+--
Class C Shares*                                      $10,000           $10,260          $11,639

ML Core Principal Protected Fund+--
Class I Shares*                                      $ 9,475           $10,745          $11,222

Merrill Lynch U.S. Corporate Master Index++          $10,000           $10,387          $11,105

Lehman Brothers Aggregate Bond Index+++              $10,000           $10,132          $10,692

Russell 1000 Index++++                               $10,000           $12,750          $13,940

* Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ ML Core Principal Protected Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes blends growth and value.
++ This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities.
+++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity.
++++ This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

      Past performance is not predictive of future results.

Average Annual Total Return

                                                    Return            Return
                                                  Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 10/31/04                              +3.37%           +2.37%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 10/31/04                                     +9.51            +9.51
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 10/31/04                              + 4.44%         -1.04%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 10/31/04                                     +10.65          +7.14
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


8       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on May 1, 2004 and held through October 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds:

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                         Expenses Paid
                                                   Beginning             Ending       During the Period*
                                                 Account Value        Account Value     May 1, 2004 to
                                                  May 1, 2004       October 31, 2004   October 31, 2004
========================================================================================================
Actual
========================================================================================================
Class A                                              $1,000            $1,040.00            $ 9.03
--------------------------------------------------------------------------------------------------------
Class B                                              $1,000            $1,035.60            $12.88
--------------------------------------------------------------------------------------------------------
Class C                                              $1,000            $1,035.60            $12.88
--------------------------------------------------------------------------------------------------------
Class I                                              $1,000            $1,041.70            $ 7.76
========================================================================================================
Hypothetical (5% annual return before expenses)**
========================================================================================================
Class A                                              $1,000            $1,016.15            $ 8.92
--------------------------------------------------------------------------------------------------------
Class B                                              $1,000            $1,012.35            $12.73
--------------------------------------------------------------------------------------------------------
Class C                                              $1,000            $1,012.35            $12.73
--------------------------------------------------------------------------------------------------------
Class I                                              $1,000            $1,017.40            $ 7.67
--------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.77% for Class A, 2.53% for Class B, 2.53% for Class C and 1.52% for Class I), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown). Because the Fund invests significantly in a master fund, the expense table example reflects the expenses of both the fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 364.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004       9

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

                                     Merrill Lynch Core Principal Protected Fund

As of October 31, 2004
================================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Large Cap Core Portfolio (the "Portfolio"),
                        at value (identified cost--$147,079,447*) ...........................                      $ 163,261,848
                       Investment in U.S. Treasury STRIPS, 4.05% due 2/15/2010 (face
                        amount--$85,205,000; identified cost--$68,900,148*) .................                         71,030,552
                       Prepaid registration fees ............................................                             16,241
                                                                                                                   -------------
                       Total assets .........................................................                        234,308,641
                                                                                                                   -------------
================================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor .......................................................    $     170,181
                          Financial warranty fee ............................................          115,055
                          Advisory fee ......................................................           95,249
                          Other affiliates ..................................................           38,120           418,605
                                                                                                 -------------
                       Accrued expenses .....................................................                             50,258
                                                                                                                   -------------
                       Total liabilities ....................................................                            468,863
                                                                                                                   -------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Net Assets ...........................................................                      $ 233,839,778
                                                                                                                   =============
================================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------------
                       Paid-in capital, unlimited shares of no par value authorized .........                      $ 197,498,322
                       Undistributed realized capital gains--net ............................    $  18,028,651
                       Unrealized appreciation--net .........................................       18,312,805
                                                                                                 -------------
                       Total accumulated earnings--net ......................................                         36,341,456
                                                                                                                   -------------
                       Net Assets ...........................................................                      $ 233,839,778
                                                                                                                   =============
================================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $11,534,285 and 1,008,256 shares
                        of beneficial interest outstanding ..................................                      $       11.44
                                                                                                                   =============
                       Class B--Based on net assets of $130,014,369 and 11,473,375 shares
                        of beneficial interest outstanding ..................................                      $       11.33
                                                                                                                   =============
                       Class C--Based on net assets of $82,397,771 and 7,271,700 shares
                        of beneficial interest outstanding ..................................                      $       11.33
                                                                                                                   =============
                       Class I--Based on net assets of $9,893,353 and 862,151 shares
                        of beneficial interest outstanding ..................................                      $       11.48
                                                                                                                   =============

* The cost and unrealized appreciation of investments as of October 31, 2004 as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost ................................               $217,940,026
                                                                    ============
      Gross unrealized appreciation .................               $ 16,352,374
      Gross unrealized depreciation .................                         --
                                                                    ------------
      Net unrealized appreciation ...................               $ 16,352,374
                                                                    ============

      See Notes to Financial Statements.


10      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Statement of Operations              Merrill Lynch Core Principal Protected Fund

For the Year Ended October 31, 2004
================================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premiums and discounts ..................                      $   3,262,814
                       Net investment income allocated from the Portfolio:
                          Dividends .........................................................                          1,881,429
                          Securities lending--net ...........................................                             22,726
                          Interest from affiliates ..........................................                              5,477
                          Expenses ..........................................................                           (920,348)
                                                                                                                   -------------
                       Total investment income and net investment income allocated from
                        the Portfolio--net ..................................................                          4,252,098
                                                                                                                   -------------
================================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .............................................    $   1,948,544
                       Financial warranty fees ..............................................        1,623,787
                       Account maintenance and distribution fees--Class B ...................        1,378,287
                       Account maintenance and distribution fees--Class C ...................          957,872
                       Transfer agent fees--Class B .........................................          110,623
                       Accounting services ..................................................           81,346
                       Transfer agent fees--Class C .........................................           78,776
                       Printing and shareholder reports .....................................           51,521
                       Professional fees ....................................................           46,782
                       Account maintenance fees--Class A ....................................           36,658
                       Registration fees ....................................................           36,101
                       Trustees' fees and expenses ..........................................           24,757
                       Transfer agent fees--Class A .........................................           10,197
                       Custodian fees .......................................................            9,494
                       Transfer agent fees--Class I .........................................            7,977
                       Pricing fees .........................................................            1,486
                       Other ................................................................           30,644
                                                                                                 -------------
                       Total expenses before waiver .........................................        6,434,852
                       Waiver of expenses ...................................................         (842,754)
                                                                                                 -------------
                       Total expenses after waiver ..........................................                          5,592,098
                                                                                                                   -------------
                       Investment loss--net .................................................                         (1,340,000)
                                                                                                                   -------------
================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
--------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net ..................................................         (983,734)
                          Allocations from the Portfolio--net ...............................       23,035,355        22,051,621
                                                                                                 -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net ..................................................        2,712,831
                          Allocations from the Portfolio--net ...............................      (14,123,818)      (11,410,987)
                                                                                                 -------------------------------
                       Total realized and unrealized gain--net ..............................                         10,640,634
                                                                                                                   -------------
                       Net Increase in Net Assets Resulting from Operations .................                      $   9,300,634
                                                                                                                   =============

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      11

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                     Merrill Lynch Core Principal Protected Fund

                                                                                                                  For the Period
                                                                                                      For the      February 28,
                                                                                                    Year Ended         2003+
                                                                                                    October 31,   to October 31,
Increase (Decrease) in Net Assets:                                                                     2004            2003
================================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------------
                       Investment loss--net .................................................    $  (1,340,000)    $  (1,072,981)
                       Realized gain--net ...................................................       22,051,621         4,991,627
                       Change in unrealized appreciation/depreciation--net ..................      (11,410,987)       29,723,792
                                                                                                 -------------------------------
                       Net increase in net assets resulting from operations .................        9,300,634        33,642,438
                                                                                                 -------------------------------
================================================================================================================================
Distributions to Shareholders
--------------------------------------------------------------------------------------------------------------------------------
                       Realized gain:
                        Class A .............................................................         (534,083)               --
                        Class B .............................................................       (3,774,344)               --
                        Class C .............................................................       (2,827,877)               --
                        Class I .............................................................         (402,757)               --
                                                                                                 -------------------------------
                       Net decrease from distributions to shareholders ......................       (7,539,061)               --
                                                                                                 -------------------------------
================================================================================================================================
Beneficial Interest Transactions
--------------------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from beneficial interest
                        transactions ........................................................      (55,153,321)      253,589,048
                                                                                                 -------------------------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ..............................      (53,391,748)      287,231,486
                       Beginning of period ..................................................      287,231,526                40
                                                                                                 -------------------------------
                       End of period ........................................................    $ 233,839,778     $ 287,231,526
                                                                                                 ===============================

+     Commencement of operations.

      See Notes to Financial Statements.


12      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Financial Highlights                 Merrill Lynch Core Principal Protected Fund

                                                                                                    Class A
                                                                                        ------------------------------
                                                                                                        For the Period
The following per share data and ratios have been derived                                  For the       February 28,
from information provided in the financial statements.                                   Year Ended        2003+ to
                                                                                         October 31,      October 31,
Increase (Decrease) in Net Asset Value:                                                     2004             2003
======================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................        $    11.32          $    10.00
                                                                                        ------------------------------
                       Investment income--net ..................................               .01                 .01
                       Realized and unrealized gain--net .......................               .44                1.31
                                                                                        ------------------------------
                       Total from investment operations ........................               .45                1.32
                                                                                        ------------------------------
                       Less distributions of realized gain--net ................              (.33)                 --
                                                                                        ------------------------------
                       Net asset value, end of period ..........................        $    11.44          $    11.32
                                                                                        ==============================
======================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................              4.14%              13.20%@
                                                                                        ==============================
======================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ...............................              1.83%               2.00%*
                                                                                        ==============================
                       Expenses++ ..............................................              2.16%               2.26%*
                                                                                        ==============================
                       Investment income--net ..................................               .13%                .10%*
                                                                                        ==============================
======================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................        $   11,534          $   18,674
                                                                                        ==============================
                       Portfolio turnover of the Fund ..........................            167.08%             175.43%
                                                                                        ==============================
                       Portfolio turnover of the Master Large Cap Core Portfolio            135.48%             138.73%
                                                                                        ==============================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (continued)     Merrill Lynch Core Principal Protected Fund

                                                                                                    Class B
                                                                                        --------------------------------
                                                                                                          For the Period
The following per share data and ratios have been derived                                  For the         February 28,
from information provided in the financial statements.                                   Year Ended          2003+ to
                                                                                         October 31,        October 31,
Increase (Decrease) in Net Asset Value:                                                     2004                2003
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................        $     11.26          $     10.00
                                                                                        --------------------------------
                       Investment loss--net ....................................               (.07)                (.05)
                       Realized and unrealized gain--net .......................                .44                 1.31
                                                                                        --------------------------------
                       Total from investment operations ........................                .37                 1.26
                                                                                        --------------------------------
                       Less distributions of realized gain--net ................               (.30)                  --
                                                                                        --------------------------------
                       Net asset value, end of period ..........................        $     11.33          $     11.26
                                                                                        ================================
========================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................               3.36%               12.60%@
                                                                                        ================================
========================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ...............................               2.58%                2.76%*
                                                                                        ================================
                       Expenses++ ..............................................               2.91%                3.03%*
                                                                                        ================================
                       Investment loss--net ....................................               (.59%)               (.68%)*
                                                                                        ================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................        $   130,014          $   145,568
                                                                                        ================================
                       Portfolio turnover of the Fund ..........................             167.08%              175.43%
                                                                                        ================================
                       Portfolio turnover of the Master Large Cap Core Portfolio             135.48%              138.73%
                                                                                        ================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Financial Highlights (continued)     Merrill Lynch Core Principal Protected Fund

                                                                                                   Class C
                                                                                        -------------------------------
                                                                                                         For the Period
The following per share data and ratios have been derived                                  For the         February 28,
from information provided in the financial statements.                                   Year Ended          2003+ to
                                                                                         October 31,       October 31,
Increase (Decrease) in Net Asset Value:                                                     2004               2003
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................        $     11.26         $     10.00
                                                                                        -------------------------------
                       Investment loss--net ....................................               (.07)               (.05)
                       Realized and unrealized gain--net .......................                .44                1.31
                                                                                        -------------------------------
                       Total from investment operations ........................                .37                1.26
                                                                                        -------------------------------
                       Less distributions of realized gain--net ................               (.30)                 --
                                                                                        -------------------------------
                       Net asset value, end of period ..........................        $     11.33         $     11.26
                                                                                        ===============================
=======================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................               3.37%              12.60%@
                                                                                        ===============================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ...............................               2.59%               2.76%*
                                                                                        ===============================
                       Expenses++ ..............................................               2.91%               3.03%*
                                                                                        ===============================
                       Investment loss--net ....................................               (.61%)              (.68%)*
                                                                                        ===============================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................        $    82,398         $   108,700
                                                                                        ===============================
                       Portfolio turnover of the Fund ..........................             167.08%             175.43%
                                                                                        ===============================
                       Portfolio turnover of the Master Large Cap Core Portfolio             135.48%             138.73%
                                                                                        ===============================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      15

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)     Merrill Lynch Core Principal Protected Fund

                                                                                                   Class I
                                                                                        -----------------------------
                                                                                                       For the Period
The following per share data and ratios have been derived                                 For the       February 28,
from information provided in the financial statements.                                  Year Ended        2003+ to
                                                                                        October 31,      October 31,
Increase (Decrease) in Net Asset Value:                                                    2004             2003
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................        $    11.34         $    10.00
                                                                                        -----------------------------
                       Investment income--net ..................................               .04                .03
                       Realized and unrealized gain--net .......................               .45               1.31
                                                                                        -----------------------------
                       Total from investment operations ........................               .49               1.34
                                                                                        -----------------------------
                       Less distributions of realized gain--net ................              (.35)                --
                                                                                        -----------------------------
                       Net asset value, end of period ..........................        $    11.48         $    11.34
                                                                                        =============================
=====================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................              4.44%             13.40%@
                                                                                        =============================
=====================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ...............................              1.58%              1.75%*
                                                                                        =============================
                       Expenses++ ..............................................              1.91%              2.01%*
                                                                                        =============================
                       Investment income--net ..................................               .39%               .35%*
                                                                                        =============================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................        $    9,893         $   14,290
                                                                                        =============================
                       Portfolio turnover of the Fund ..........................            167.08%            175.43%
                                                                                        =============================
                       Portfolio turnover of the Master Large Cap Core Portfolio            135.48%            138.73%
                                                                                        =============================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Notes to Financial Statements        Merrill Lynch Core Principal Protected Fund

1. Significant Accounting Policies:

Merrill Lynch Core Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund invests a portion of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at October 31, 2004 was 8.9%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on material changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Debt securities are traded primarily in the over-the-counter markets and are valued at the last available bid price in the over-the-counter market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      17

[LOGO] Merrill Lynch Investment Managers

                                     Merrill Lynch Core Principal Protected Fund

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.


18      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

                                     Merrill Lynch Core Principal Protected Fund

(c) Security transactions, investment income and expenses -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Investment transactions in the Portfolio are accounted for on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Prepaid registration fees -- Prepaid registration fees will be amortized over a 12-month period beginning with the commencement of operations of the Fund.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $1,334,357 has been reclassified between undistributed realized capital gains and accumulated investment loss, and $5,643 has been reclassified between paid-in-capital and accumulated investment loss as a result of permanent differences attributable to net operating losses and nondeductible expenses. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreements and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .75% of the Fund's average daily net assets. FAM has contractually agreed to waive its management fee by the amount of management fees the Fund pays FAM indirectly through its investment in the Portfolio. For the year ended October 31, 2004, FAM earned fees of $1,948,544 and waived $842,754. In addition, FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class A ............................                  .25%                --
Class B ............................                  .25%               .75%
Class C ............................                  .25%               .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      19

[LOGO] Merrill Lynch Investment Managers

                                     Merrill Lynch Core Principal Protected Fund

For the year ended October 31, 2004, MLPF&S received contingent deferred sales charges of $463,441 and $108 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $71,809 relating to transactions subject to front-end sales charge waivers in Class A Shares.

The Trust, on behalf of the Fund, and FAM have entered into a Financial Warranty Agreement with Ambac Assurance Corporation ("Ambac"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to Ambac, under the Financial Warranty Agreement, an annual fee equal to .625% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, Ambac will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended October 31, 2004, the Fund reimbursed FAM $5,423 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, FAMD, FDS, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities and investments in the Portfolio, for the year ended October 31, 2004 were $144,475,449 and $153,511,465, respectively.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(55,153,321) and $253,589,048 for the year ended October 31, 2004 and for the period February 28, 2003 to October 31, 2003, respectively.

Transactions in beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions                  46,708           $     510,046
Shares redeemed ................               (688,265)             (7,863,927)
                                          -------------------------------------
Net decrease ...................               (641,557)          $  (7,353,881)
                                          =====================================


20      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Notes to Financial Statements (concluded)

                                     Merrill Lynch Core Principal Protected Fund

--------------------------------------------------------------------------------
Class A Shares for the
Period February 28, 2003+                                              Dollar
to October 31, 2003                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ....................              1,988,595           $  19,884,101
Shares redeemed ................               (338,783)             (3,607,637)
                                          -------------------------------------
Net increase ...................              1,649,812           $  16,276,464
                                          =====================================

+     Commencement of operations.

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions                 332,947           $   3,622,465
Shares redeemed ................             (1,786,611)            (20,011,967)
                                          -------------------------------------
Net decrease ...................             (1,453,664)          $ (16,389,502)
                                          =====================================

--------------------------------------------------------------------------------
Class B Shares for the
Period February 28, 2003+                                              Dollar
to October 31, 2003                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ....................             13,955,061           $ 139,540,569
Shares redeemed ................             (1,028,023)            (10,776,646)
                                          -------------------------------------
Net increase ...................             12,927,038           $ 128,763,923
                                          =====================================

+     Commencement of operations.

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions                 251,004           $   2,730,931
Shares redeemed ................             (2,632,406)            (29,610,137)
                                          -------------------------------------
Net decrease ...................             (2,381,402)          $ (26,879,206)
                                          =====================================

--------------------------------------------------------------------------------
Class C Shares for the
Period February 28, 2003+                                              Dollar
to October 31, 2003                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ....................             10,405,746           $ 104,056,289
Shares redeemed ................               (752,645)             (7,953,018)
                                          -------------------------------------
Net increase ...................              9,653,101           $  96,103,271
                                          =====================================

+     Commencement of operations.

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended October 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions                   7,138           $      78,014
Shares redeemed ................               (405,379)             (4,608,746)
                                          -------------------------------------
Net decrease ...................               (398,241)          $  (4,530,732)
                                          =====================================

--------------------------------------------------------------------------------
Class I Shares for the
Period February 28, 2003+                                              Dollar
to October 31, 2003                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ....................              1,541,170           $  15,411,352
Shares redeemed ................               (280,779)             (2,965,962)
                                          -------------------------------------
Net increase ...................              1,260,391           $  12,445,390
                                          =====================================

+     Commencement of operations.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended October 31, 2004 and for the period Februrary 28, 2003 through October 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                    2/28/2003*
                                            10/31/2004            to 10/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............          $   2,894,514           $          --
  Net long-term capital gains ..              4,644,547                      --
                                          -------------------------------------
Total taxable distributions ....          $   7,539,061           $          --
                                          =====================================

*     Commencement of operations.

As of October 31, 2004, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net ........................         $ 3,732,576
Undistributed long-term capital gains--net ................          16,256,506
                                                                    -----------
Total undistributed earnings--net .........................          19,989,082
Capital loss carryforward .................................                  --
Unrealized gains--net .....................................          16,352,374*
                                                                    -----------
Total accumulated earnings--net ...........................         $36,341,456
                                                                    ===========

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      21

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm

                                     Merrill Lynch Core Principal Protected Fund

To the Shareholders and Board of Trustees of Merrill Lynch Principal Protected Trust:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Core Principal Protected Fund, one of the series constituting Merrill Lynch Principal Protected Trust (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period February 28, 2003 (commencement of operations) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust as of October 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period February 28, 2003 through October 31, 2003, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 14, 2004

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distribution paid by Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust to shareholders of record on December 12, 2003:

--------------------------------------------------------------------------------
Qualified Dividend Income for Individuals .......................         27.88%
Dividends Qualifying for the Dividends Received
  Deduction for Corporations ....................................         28.56%
Federal Obligation Interest .....................................         42.85%
--------------------------------------------------------------------------------

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Additionally, the Fund distributed long-term capital gains of $.185595 per share to shareholders of record on December 12, 2003.

Please retain this information for your records.


22      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Officers and Trustees of the Trust (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held         Time                                                           Overseen by     Held by
Name        Address & Age  with Fund    Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    2003 to  President of the Merrill Lynch Investment Managers,   124 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset Management, L.P.             157 Portfolios
            08543-9011     Trustee               ("FAM")-advised funds since 1999; Chairman
            Age: 64                              (Americas Region) of MLIM from 2000 to 2002;
                                                 Executive Vice President of MLIM and FAM (which
                                                 terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of
                                                 FAM Distributors, Inc. ("FAMD") from 1986 to 2002
                                                 and Director thereof from 1991 to 2002; Executive
                                                 Vice President and Director of Princeton Services,
                                                 Inc. ("Princeton Services") from 1993 to 2002;
                                                 President of Princeton Administrators, L.P. from
                                                 1989 to 2002; Director of Financial Data Services,
                                                 Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
David O.    P.O. Box 9095  Trustee      2003 to  Professor of Finance and Economics at the Columbia    14 Funds        None
Beim        Princeton, NJ               present  University Graduate School of Business since 1991;    17 Portfolios
            08543-9095                           Chairman of Outward Bound U.S.A. from 1997 to
            Age: 64                              2002; Chairman of Wave Hill, Inc. since 1990.
------------------------------------------------------------------------------------------------------------------------------------
James T.    P.O. Box 9095  Trustee      2003 to  Chief Financial Officer of J.P. Morgan & Co., Inc.    14 Funds        None
Flynn       Princeton, NJ               present  from 1990 to 1995 and an employee of J.P. Morgan in   17 Portfolios
            08543-9095                           various capacities from 1967 to 1995.
            Age: 65
------------------------------------------------------------------------------------------------------------------------------------
W. Carl     P.O. Box 9095  Trustee      2003 to  Mizuho Financial Group Professor of Finance; Senior   14 Funds        None
Kester      Princeton, NJ               present  Associate Dean and Chairman of the MBA Program        17 Portfolios
            08543-9095                           of Harvard University Graduate School of Business
            Age: 52                              Administration since 1999; James R. Williston
                                                 Professor of Business Administration of Harvard
                                                 University Graduate School of Business from 1997
                                                 to 1999; MBA Class of 1977, Professor of Business
                                                 Administration of Harvard University Graduate School
                                                 of Business Administration from 1981 to 1997;
                                                 Independent Consultant since 1978.
------------------------------------------------------------------------------------------------------------------------------------
Karen P.    P.O. Box 9095  Trustee      2003 to  President of Robards & Company, a financial           14 Funds        None
Robards     Princeton, NJ               present  advisory, since 1987; formerly an investment banker   17 Portfolios
            08543-9095                           with Morgan Stanley for more than ten years; Director
            Age: 54                              of Enable Medical Corp. since 1996; Director of
                                                 Atricure, Inc. since 2000; Director of CineMuse Inc.
                                                 from 1996 to 2000; Director of the Cooke Center for
                                                 Learning and Development, a not-for-profit
                                                 organization, since 1987.
            ------------------------------------------------------------------------------------------------------------------------
            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      23

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees of the Trust (unaudited) (concluded)

                           Position(s)  Length of
                           Held         Time
Name        Address & Age  with Fund    Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2003 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and                   since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from
            Age: 44        Treasurer             1990 to 1997; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior       2003 to  President of MLIM and member of the Executive Management Committee of ML & Co.,
Doll, Jr.   Princeton, NJ  Vice         present  Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of
            08543-9011     President             MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc.
            Age: 50                              from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive
                                                 Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997.
            08543-9011
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


24      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Portfolio Information as of October 31, 2004 (unaudited)

                                                 Master Large Cap Core Portfolio

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Pfizer, Inc. ..............................................              2.9%
Johnson & Johnson .........................................              2.6
General Electric ..........................................              2.2
Chevron Texaco Corporation ................................              2.0
Exxon Mobil Corporation ...................................              1.9
Conoco Phillips ...........................................              1.5
Motorola ..................................................              1.3
Microsoft Corporation .....................................              1.3
Prudential Financial, Inc. ................................              1.3
Costco Wholesale Corporation ..............................              1.2
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation*                                         Total Investments
--------------------------------------------------------------------------------
Consumer Discretionary ....................................             18.1%
Information Technology ....................................             16.9
Health Care ...............................................             14.2
Energy ....................................................             12.2
Financials ................................................             10.8
Industrials ...............................................              6.5
Materials .................................................              6.4
Consumer Staples ..........................................              4.5
Utilities .................................................              3.4
Other** ...................................................              7.0
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Oil & Gas .................................................             13.1%
Specialty Retail ..........................................              8.2
Insurance .................................................              8.0
Software ..................................................              5.5
Pharmaceuticals ...........................................              5.4
--------------------------------------------------------------------------------

* For Portfolio compliance purposes, "Sector" and "Industries" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
**    Includes portfolio holdings in short-term investments.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      25

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                          Master Large Cap Core Portfolio

                                                                                                                          Value
Sector++              Industry++                         Shares Held     Common Stocks                             (in U.S. dollars)
====================================================================================================================================
Consumer              Auto Components--0.6%                  710,000     Dana Corporation                            $   10,586,100
Discretionary--19.5%  --------------------------------------------------------------------------------------------------------------
                      Automobiles--0.5%                      160,000     Harley-Davidson, Inc.                            9,211,200
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure--1.4%    690,000     McDonald's Corporation                          20,113,500
                                                             110,000     Starwood Hotels & Resorts Worldwide, Inc.        5,250,300
                                                                                                                     ---------------
                                                                                                                         25,363,800
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables--4.4%                70,000     The Black & Decker Corporation (c)               5,619,600
                                                             180,000     Harman International Industries,
                                                                         Incorporated                                    21,632,400
                                                             210,000     M.D.C. Holdings, Inc.                           16,117,500
                                                              30,000    +NVR, Inc.                                       18,810,000
                                                             400,000     The Stanley Works                               17,808,000
                                                                                                                     ---------------
                                                                                                                         79,987,500
                      --------------------------------------------------------------------------------------------------------------
                      Leisure Equipment & Products--1.0%     610,000     Eastman Kodak Company                           18,470,800
                      --------------------------------------------------------------------------------------------------------------
                      Media--0.7%                            170,000    +Getty Images, Inc.                              10,052,100
                                                              60,000    +Lamar Advertising Company                        2,485,200
                                                                                                                     ---------------
                                                                                                                         12,537,300
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail--2.7%                 670,000     Dillard's, Inc. (Class A)                       13,728,300
                                                             560,000     J.C. Penney Company, Inc.                       19,370,400
                                                             390,000     Nordstrom, Inc.                                 16,840,200
                                                                                                                     ---------------
                                                                                                                         49,938,900
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail--8.2%                 500,000     Abercrombie & Fitch Co. (Class A)               19,590,000
                                                             450,000     American Eagle Outfitters, Inc. (c)             18,396,000
                                                             270,000    +Barnes & Noble, Inc.                             8,982,900
                                                             440,000     Claire's Stores, Inc.                           11,448,800
                                                             880,000     The Gap, Inc.                                   17,582,400
                                                             620,000     Michael's Stores, Inc.                          18,042,000
                                                             550,000     PETsMART, Inc.                                  17,589,000
                                                             680,000     Staples, Inc.                                   20,223,200
                                                             450,000    +Urban Outfitters, Inc.                          18,450,000
                                                                                                                     ---------------
                                                                                                                        150,304,300
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Discretionary                   356,399,900
====================================================================================================================================
Consumer              Beverages--0.8%                        530,000     The Pepsi Bottling Group, Inc. (c)              14,861,200
Staples--4.8%         --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing--1.5%         460,000     Costco Wholesale Corporation                    22,052,400
                                                              90,000     Wal-Mart Stores, Inc.                            4,852,800
                                                                                                                     ---------------
                                                                                                                         26,905,200
                      --------------------------------------------------------------------------------------------------------------
                      Food Products--1.9%                  1,080,000     Archer-Daniels-Midland Company                  20,919,600
                                                           1,040,000     Tyson Foods, Inc. (Class A)                     15,080,000
                                                                                                                     ---------------
                                                                                                                         35,999,600
                      --------------------------------------------------------------------------------------------------------------
                      Household Products--0.2%                60,000     The Procter & Gamble Company                     3,070,800
                      --------------------------------------------------------------------------------------------------------------
                      Personal Products--0.4%                130,000     Avon Products, Inc.                              5,141,500
                                                              50,000     The Gillette Company                             2,074,000
                                                                                                                     ---------------
                                                                                                                          7,215,500
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Staples                          88,052,300
                      ==============================================================================================================


26      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Schedule of Investments (continued)              Master Large Cap Core Portfolio

                                                                                                                          Value
Sector++              Industry++                         Shares Held     Common Stocks                             (in U.S. dollars)
====================================================================================================================================
Energy--13.1%         Oil & Gas--13.1%                       240,000     Amerada Hess Corporation (c)                $   19,370,400
                                                             160,000     Anadarko Petroleum Corporation                  10,792,000
                                                             240,000     Ashland Inc.                                    13,828,800
                                                             520,000     Burlington Resources Inc.                       21,580,000
                                                             700,000     ChevronTexaco Corporation                       37,142,000
                                                             330,000     ConocoPhillips                                  27,822,300
                                                              60,000     Devon Energy Corporation                         4,438,200
                                                             710,000     Exxon Mobil Corporation                         34,946,200
                                                             300,000    +Newfield Exploration Company                    17,460,000
                                                             230,000     Occidental Petroleum Corporation                12,840,900
                                                             260,000     Sunoco, Inc.                                    19,333,600
                                                             470,000     Valero Energy Corporation                       20,195,900
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Energy                                   239,750,300
====================================================================================================================================
Financials--11.6%     Capital Markets--0.5%                   90,000     The Bear Stearns Companies Inc.                  8,527,500
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks--0.6%                 260,000     Bank of America Corporation                     11,645,400
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial                  470,000     Citigroup Inc.                                  20,853,900
                      Services--1.4%                         120,000     J.P. Morgan Chase & Co.                          4,632,000
                                                                                                                     ---------------
                                                                                                                         25,485,900
                      --------------------------------------------------------------------------------------------------------------
                      Insurance--8.0%                        430,000     The Allstate Corporation                        20,678,700
                                                              80,000     American International Group, Inc.               4,856,800
                                                             900,000     Aon Corporation                                 18,369,000
                                                             150,000     Berkley (W.R.) Corporation                       6,411,000
                                                             180,000     The Chubb Corporation                           12,983,400
                                                             440,000     Lincoln National Corporation                    19,272,000
                                                             300,000     Loews Corporation                               17,970,000
                                                              60,000     MetLife, Inc.                                    2,301,000
                                                             500,000     Prudential Financial, Inc.                      23,235,000
                                                             430,000     SAFECO Corporation                              19,883,200
                                                                                                                     ---------------
                                                                                                                        145,960,100
                      --------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage Finance--1.1%       660,000     Countrywide Financial Corporation               21,073,800
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Financials                               212,692,700
====================================================================================================================================
Health Care--15.3%    Biotechnology - 2.0%                   320,000    +Celgene Corporation                              9,478,400
                                                             210,000    +Cephalon, Inc. (c)                              10,010,700
                                                             370,000    +Charles River Laboratories International,
                                                                         Inc. (c)                                        17,312,300
                                                                                                                     ---------------
                                                                                                                         36,801,400
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment                  260,000     Bausch & Lomb Incorporated (c)                  15,849,600
                      & Supplies--2.9%                       390,000     Becton, Dickinson and Company                   20,475,000
                                                             100,000     C.R. Bard, Inc.                                  5,680,000
                                                             210,000    +Respironics, Inc.                               10,728,900
                                                                                                                     ---------------
                                                                                                                         52,733,500
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers                  270,000    +Anthem, Inc.                                    21,708,000
                      & Services--5.0%                       280,000     CIGNA Corporation                               17,768,800
                                                             760,000    +Humana Inc.                                     14,554,000
                                                             440,000    +Laboratory Corporation of America Holdings      20,152,000
                                                             480,000    +PacifiCare Health Systems, Inc.                 17,097,600
                                                                                                                     ---------------
                                                                                                                         91,280,400
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals--5.4%                  800,000     Johnson & Johnson                               46,704,000
                                                           1,810,000     Pfizer, Inc.                                    52,399,500
                                                                                                                     ---------------
                                                                                                                         99,103,500
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Health Care                              279,918,800
                      ==============================================================================================================


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      27

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)              Master Large Cap Core Portfolio

                                                                                                                          Value
Sector++              Industry++                         Shares Held     Common Stocks                             (in U.S. dollars)
====================================================================================================================================
Industrials--7.0%     Aerospace & Defense--0.3%              170,000     Goodrich Corporation                        $    5,241,100
                      --------------------------------------------------------------------------------------------------------------
                      Air Freight & Logistics--1.1%           50,000     CNF Transportation Inc.                          2,189,000
                                                              60,000     FedEx Corp.                                      5,467,200
                                                             240,000     Ryder System, Inc.                              12,024,000
                                                                                                                     ---------------
                                                                                                                         19,680,200
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment--1.1%             480,000     Rockwell Automation, Inc.                       20,011,200
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates--2.2%       1,190,000     General Electric Company                        40,602,800
                      --------------------------------------------------------------------------------------------------------------
                      Machinery--1.2%                        270,000     Cummins Inc.                                    18,921,600
                                                             100,000     Graco Inc.                                       3,440,000
                                                                                                                     ---------------
                                                                                                                         22,361,600
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail--1.1%                      610,000     Norfolk Southern Corporation                    20,709,500
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Industrials                              128,606,400
====================================================================================================================================
Information           Communications Equipment--4.7%       1,360,000    +Avaya Inc. (c)                                  19,584,000
Technology--18.2%                                            150,000    +Cisco Systems, Inc.                              2,881,500
                                                           5,630,000    +Lucent Technologies Inc. (c)                    19,986,500
                                                           1,430,000     Motorola, Inc.                                  24,681,800
                                                           2,330,000    +Tellabs, Inc.                                   18,640,000
                                                                                                                     ---------------
                                                                                                                         85,773,800
                      --------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals--2.5%          220,000     Hewlett-Packard Company                          4,105,200
                                                              70,000     International Business Machines
                                                                         Corporation                                      6,282,500
                                                             200,000    +Lexmark International, Inc. (Class A)           16,622,000
                                                             340,000    +NCR Corporation                                 19,159,000
                                                                                                                     ---------------
                                                                                                                         46,168,700
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                 610,000    +Avnet, Inc. (c)                                 10,345,600
                      Instruments--1.0%                      190,000    +Tech Data Corporation                            7,674,100
                                                                                                                     ---------------
                                                                                                                         18,019,700
                      --------------------------------------------------------------------------------------------------------------
                      IT Services--1.7%                      530,000    +CheckFree Corp. (c)                             16,430,000
                                                             640,000     Sabre Holdings Corporation (Class A)            13,766,400
                                                                                                                     ---------------
                                                                                                                         30,196,400
                      --------------------------------------------------------------------------------------------------------------
                      Office Electronics--1.1%             1,400,000    +Xerox Corporation (c)                           20,678,000
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor         220,000    +Cree, Inc. (c)                                   7,592,200
                      Equipment--1.7%                        240,000     Intel Corporation                                5,342,400
                                                             630,000     Microchip Technology                            19,057,500
                                                                                                                     ---------------
                                                                                                                         31,992,100
                      --------------------------------------------------------------------------------------------------------------
                      Software--5.5%                         370,000     Adobe Systems Incorporated                      20,731,100
                                                             400,000     Autodesk, Inc.                                  21,100,000
                                                             770,000    +BMC Software, Inc.                              14,568,400
                                                             860,000     Microsoft Corporation                           24,071,400
                                                             340,000    +Symantec Corporation                            19,359,600
                                                                                                                     ---------------
                                                                                                                         99,830,500
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Information Technology                   332,659,200
                      ==============================================================================================================


28      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

                                                                                                                          Value
Sector++              Industry++                         Shares Held     Common Stocks                             (in U.S. dollars)
====================================================================================================================================
Materials--6.9%       Chemicals--1.0%                        390,000     Eastman Chemical Company                    $   18,513,300
                      --------------------------------------------------------------------------------------------------------------
                      Containers & Packaging--1.0%           380,000     Ball Corporation                                15,143,000
                                                             190,000    +Owens-Illinois, Inc.                             3,520,700
                                                                                                                     ---------------
                                                                                                                         18,663,700
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining--3.1%                  440,000     Nucor Corporation                               18,581,200
                                                             230,000     Phelps Dodge Corporation                        20,134,200
                                                             500,000     United States Steel Corporation                 18,360,000
                                                                                                                     ---------------
                                                                                                                         57,075,400
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products--1.8%          590,000     Georgia-Pacific Corporation                     20,408,100
                                                             360,000     MeadWestvaco Corporation                        11,350,800
                                                                                                                     ---------------
                                                                                                                         31,758,900
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Materials                                126,011,300
====================================================================================================================================
Utilities--3.6%       Electric Utilities--2.6%               640,000     Edison International                            19,520,000
                                                             360,000     Northeast Utilities                              6,958,800
                                                             340,000     TXU Corporation                                 20,814,800
                                                                                                                     ---------------
                                                                                                                         47,293,600
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities &                    3,380,000    +Dynegy Inc. (Class A) (c)                       16,663,400
                      Unregulated Power--1.0%                190,000    +Reliant Resources, Inc.                          1,953,200
                                                                                                                     ---------------
                                                                                                                         18,616,600
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Utilities                                 65,910,200
                      ==============================================================================================================
                                                                         Total Common Stocks
                                                                         (Cost--$1,629,732,180)--100.0%               1,830,001,100
                      ==============================================================================================================

                                                 Beneficial Interest     Short-Term Securities
====================================================================================================================================
                                                        $  2,355,168     Merrill Lynch Liquidity Series, LLC Cash
                                                                         Sweep Series I (a)                               2,355,168
                                                         135,577,300     Merrill Lynch Liquidity Series, LLC Money
                                                                         Market Series (a)(b)                           135,577,300
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost--$137,932,468)--7.5%                     137,932,468
====================================================================================================================================
                      Total Investments (Cost--$1,767,664,648+++)--107.5%                                             1,967,933,568

                      Liabilities in Excess of Other Assets--(7.5%)                                                    (136,633,271)
                                                                                                                     ---------------
                      Net Assets--100.0%                                                                             $1,831,300,297
                                                                                                                     ===============

+     Non-income producing security.
++ For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease. These sector and industry classifications are unaudited.
+++ The cost and unrealized appreciation/depreciation of investments as of October 31, 2004 as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost .............................              $ 1,785,544,938
                                                                ===============
      Gross unrealized appreciation ..............              $   216,002,892
      Gross unrealized depreciation ..............                  (33,614,262)
                                                                ---------------
      Net unrealized appreciation ................              $   182,388,630
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                     Interest/
                                                       Net           Dividend
      Affiliate                                     Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                       $     641,540     $      45,837

      Merrill Lynch Liquidity Series, LLC
       Money Market Series                       $(128,735,673)    $     171,484

      Merrill Lynch Premier
       Institutional Fund                          (88,104,324)    $      30,527
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      29

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities              Master Large Cap Core Portfolio

As of October 31, 2004
==========================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $127,667,235)(identified
                        cost--$1,629,732,180) .....................................                        $ 1,830,001,100
                       Investments in affiliated securities, at value (identified
                        cost--$137,932,468) .......................................                            137,932,468
                       Receivables:
                          Securities sold .........................................    $    16,319,329
                          Contributions ...........................................          4,178,405
                          Dividends ...............................................          1,182,805
                          Securities lending--net .................................             16,825
                          Interest from affiliates ................................              7,167          21,704,531
                                                                                       ---------------
                       Prepaid expenses ...........................................                                 21,122
                                                                                                           ---------------
                       Total assets ...............................................                          1,989,659,221
                                                                                                           ---------------
==========================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ..................                            135,577,300
                       Payables:
                          Securities purchased ....................................         18,993,649
                          Withdrawals .............................................          2,855,664
                          Investment adviser ......................................            813,813
                          Other affiliates ........................................             11,852          22,674,978
                                                                                       ---------------
                       Accrued expenses ...........................................                                106,646
                                                                                                           ---------------
                       Total liabilities ..........................................                            158,358,924
                                                                                                           ---------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Net assets .................................................                        $ 1,831,300,297
                                                                                                           ===============
==========================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------
                       Investors' capital .........................................                        $ 1,631,031,377
                       Unrealized appreciation--net ...............................                            200,268,920
                                                                                                           ---------------
                       Net Assets .................................................                        $ 1,831,300,297
                                                                                                           ===============

      See Notes to Financial Statements.


30      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Statement of Operations                          Master Large Cap Core Portfolio

For the Year Ended October 31, 2004
==========================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------
                       Dividends ..................................................                        $    17,511,645
                       Securities lending--net ....................................                                202,011
                       Interest from affiliates ...................................                                 45,837
                                                                                                           ---------------
                       Total income ...............................................                             17,759,493
                                                                                                           ---------------
==========================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...................................    $     7,783,195
                       Accounting services ........................................            415,625
                       Custodian fees .............................................            154,606
                       Professional fees ..........................................             61,765
                       Trustees' fees and expenses ................................             50,746
                       Printing and shareholder reports ...........................              2,663
                       Pricing fees ...............................................              1,318
                       Other ......................................................             33,375
                                                                                       ---------------
                       Total expenses .............................................                              8,503,293
                                                                                                           ---------------
                       Investment income--net .....................................                              9,256,200
                                                                                                           ---------------
==========================================================================================================================
Realized & Unrealized Gain (Loss)--Net
--------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ..........................                            199,493,500
                       Change in unrealized appreciation on investments--net ......                            (68,627,985)
                                                                                                           ---------------
                       Total realized and unrealized gain--net ....................                            130,865,515
                                                                                                           ---------------
                       Net Increase in Net Assets Resulting from Operations .......                        $   140,121,715
                                                                                                           ===============

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      31

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets              Master Large Cap Core Portfolio

                                                                                                For the Year Ended
                                                                                                    October 31,
                                                                                       -----------------------------------
Increase (Decrease) in Net Assets:                                                           2004                2003
==========================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .....................................    $     9,256,200     $     5,286,197
                       Realized gain--net .........................................        199,493,500           7,803,027
                       Change in unrealized appreciation/depreciation--net ........        (68,627,985)        269,979,638
                                                                                       -----------------------------------
                       Net increase in net assets resulting from operations .......        140,121,715         283,068,862
                                                                                       -----------------------------------
==========================================================================================================================
Capital Transactions
--------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ................................        751,429,058         689,136,997
                       Fair value of withdrawals ..................................        514,359,352        (391,800,931)
                                                                                       -----------------------------------
                       Net increase in net assets derived from capital transactions        237,069,706         297,336,066
                                                                                       -----------------------------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ...............................        377,191,421         580,404,928
                       Beginning of year ..........................................      1,454,108,876         873,703,948
                                                                                       -----------------------------------
                       End of year ................................................    $ 1,831,300,297     $ 1,454,108,876
                                                                                       ===================================

      See Notes to Financial Statements.


Financial Highlights                             Master Large Cap Core Portfolio

                                                                               For the Year Ended                  For the Period
                                                                                   October 31,                     Dec. 22, 1999+
The following ratios have been derived from information  -------------------------------------------------------   to October 31,
provided in the financial statements.                        2004           2003           2002           2001          2000
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ......          9.61%         25.11%         (8.13%)           --               --
                                                         ========================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement           .52%           .54%           .57%           .67%            1.09%*
                                                         ========================================================================
                       Expenses .....................           .52%           .54%           .57%           .67%            1.17%*
                                                         ========================================================================
                       Investment income (loss)--net            .57%           .48%           .83%           .59%            (.20%)*
                                                         ========================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ..............    $1,831,300     $1,454,109     $  873,704     $  412,836       $  186,265
                                                         ========================================================================
                       Portfolio turnover ...........        135.48%        138.73%        150.18%        162.28%           79.18%
                                                         ========================================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.


32      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Notes to Financial Statements                    Master Large Cap Core Portfolio

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      33

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

      transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business


34      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Notes to Financial Statements (concluded)        Master Large Cap Core Portfolio

days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets not exceeding $1 billion and .45% of average daily net assets in excess of $1 billion. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Portfolio. There is no increase in the aggregate fees paid by the Portfolio for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended October 31, 2004, MLIM, LLC received $87,678 in securities lending agent fees.

In addition, MLPF&S received $5,400 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended October 31, 2004.

For the year ended October 31, 2004, the Portfolio reimbursed FAM $33,710 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2004 were $2,457,789,310 and $2,212,078,496, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each portfolio's election, the Federal Funds rate plus .50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the year ended October 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      35

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm

                                                 Master Large Cap Core Portfolio

To the Investors and Board of Trustees of Master Large Cap Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Master Large Cap Core Portfolio, one of the portfolios constituting Master Large Cap Series Trust (the "Trust"), as of October 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Large Cap Core Portfolio of Master Large Cap Series Trust, as of October 31, 2004 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 14, 2004


36      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Officers and Trustees of Master Large Cap Series Trust (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held         Time                                                           Overseen by     Held by
Name        Address & Age  with Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of the Merrill Lynch Investment Managers,   124 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset Management, L.P.             157 Portfolios
            08543-9011     Trustee               ("FAM")-advised funds since 1999; Chairman
            Age: 64                              (Americas Region) of MLIM from 2000 to 2002;
                                                 Executive Vice President of MLIM and FAM (which
                                                 terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of FAM
                                                 Distributors, Inc. ("FAMD") from 1986 to 2002
                                                 and Director thereof from 1991 to 2002; Executive
                                                 Vice President and Director of Princeton Services,
                                                 Inc. ("Princeton Services") from 1993 to 2002;
                                                 President of Princeton Administrators, L.P. from
                                                 1989 to 2002; Director of Financial Data Services,
                                                 Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H.    P.O. Box 9095  Trustee      1999 to  Director, The China Business Group, Inc. since 1996   38 Funds        None
Bodurtha    Princeton, NJ               present  and Executive Vice President thereof from 1996 to     55 Portfolios
            08543-9095                           2003; Chairman of the Board, Berkshire Holding
            Age: 60                              Corporation since 1980; Partner, Squire, Sanders &
                                                 Dempsey from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills  P.O. Box 9095  Trustee      2002 to  Member of the Committee of Investment of Employee     38 Funds        Kimco Realty
            Princeton, NJ               present  Benefit Assets of the Association of Financial        55 Portfolios   Corporation
            08543-9095                           Professionals ("CIEBA") since 1986; Member of
            Age: 69                              CIEBA's Executive Committee since 1988 and its
                                                 Chairman from 1991 to 1992; Assistant Treasurer of
                                                 International Business Machines Corporation ("IBM")
                                                 and Chief Investment Officer of IBM Retirement Funds
                                                 from 1986 to 1993; Member of the Investment
                                                 Advisory Committee of the State of New York
                                                 Common Retirement Fund since 1989; Member of
                                                 the Investment Advisory Committee of the Howard
                                                 Hughes Medical Institute from 1997 to 2000; Director,
                                                 Duke University Management Company from 1992 to
                                                 2004, Vice Chairman thereof from1998 to 2004 and
                                                 Director Emeritus thereof since 2004; Director, LaSalle
                                                 Street Fund from 1995 to 2001; Director, Kimco Realty
                                                 Corporation since 1997; Member of the Investment
                                                 Advisory Committee of the Virginia Retirement System
                                                 since 1998 and Vice Chairman thereof since 2002;
                                                 Director, Montpelier Foundation since 1998 and its
                                                 Vice Chairman since 2000; Member of the Investment
                                                 Committee of the Woodberry Forest School since 2000;
                                                 Member of the Investment Committee of the National
                                                 Trust for Historic Preservation since 2000.
------------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      37

[LOGO] Merrill Lynch Investment Managers

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held         Time                                                           Overseen by     Held by
Name        Address & Age  with Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Herbert I.  P.O. Box 9095  Trustee      1999 to  John M. Olin Professor of Humanities, New York        38 Funds        None
London      Princeton, NJ               present  University since 1993 and Professor thereof since     55 Portfolios
            08543-9095                           1980; President, Hudson Institute since 1997 and
            Age: 65                              Trustee thereof since 1980; Dean, Gallatin Division
                                                 of New York University from 1976 to 1993;
                                                 Distinguished Fellow, Herman Kahn Chair, Hudson
                                                 Institute from 1984 to 1985; Director, Damon Corp.
                                                 from 1991 to 1995; Overseer, Center for Naval
                                                 Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta     P.O. Box 9095  Trustee      1999 to  Shareholder, Modrall, Sperling, Roehl, Harris &       38 Funds        None
Cooper      Princeton, NJ               present  Sisk, P.A. since 1993; President, American Bar        55 Portfolios
Ramo        08543-9095                           Association from 1995 to 1996 and Member of
            Age: 62                              the Board of Governors thereof from 1994 to 1997;
                                                 Shareholder, Poole, Kelly & Ramo, Attorneys at Law,
                                                 P.C. from 1977 to 1993; Director of ECMC Group
                                                 (service provider to students, schools and lenders)
                                                 since 2001; Director, United New Mexico Bank
                                                 (now Wells Fargo) from 1983 to 1988; Director,
                                                 First National Bank of New Mexico (now Wells Fargo)
                                                 from 1975 to 1976; Vice President, American Law
                                                 Institute since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Robert S.   P.O. Box 9095  Trustee      2002 to  Principal of STI Management (investment adviser)      38 Funds        None
Salomon,    Princeton, NJ               present  since 1994; Chairman and CEO of Salomon Brothers      55 Portfolios
Jr.         08543-9095                           Asset Management from 1992 to 1995; Chairman
            Age: 67                              of Salomon Brothers equity mutual funds from 1992
                                                 to 1995; regular columnist with Forbes Magazine
                                                 from 1992 to 2002; Director of Stock Research and
                                                 U.S. Equity Strategist at Salomon Brothers from 1975
                                                 to 1991; Trustee, Commonfund from 1980 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B.  P.O. Box 9095  Trustee      2002 to  Chairman of Fernwood Advisors Inc. (investment        39 Funds        None
Swensrud    Princeton, NJ               present  adviser) since 1996; Principal, Fernwood Associates   56 Portfolios
            08543-9095                           (financial consultants) since 1975; Chairman of R.P.P.
            Age: 71                              Corporation (manufacturing company) since 1978;
                                                 Director of International Mobile Communications,
                                                 Incorporated (telecommunications) since 1998.
            ------------------------------------------------------------------------------------------------------------------------
            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------


38      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004

Officers and Trustees of Master Large Cap Series Trust (unaudited) (concluded)

                           Position(s)  Length of
                           Held         Time
Name        Address & Age  with Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2003 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and                   since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from
            Age: 44        Treasurer             1990 to 1997; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior       2003 to  President of MLIM and member of the Executive Management Committee of ML & Co.,
Doll, Jr.   Princeton, NJ  Vice         present  Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of
            08543-9011     President             MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc.
            Age: 50                              from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive
                                                 Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997.
            08543-9011
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

--------------------------------------------------------------------------------
 Andre F. Perold resigned as a Trustee of the Trust effective October 22, 2004.
--------------------------------------------------------------------------------


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     OCTOBER 31, 2004      39

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Core Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011

                                                                   #CPP -- 10/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

         The registrant's board of directors has determined that David O. Beim,
         W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

         Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 11 years.

         Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

         Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 - Principal Accountant Fees and Services

         Merrill Lynch Core Principal Protected Fund

         (a) Audit Fees -         Fiscal Year Ending October 31, 2004 - $25,000
                                  Fiscal Year Ending October 31, 2003 - $15,000

         Master Large Cap Core Portfolio of Master Large Cap Series Trust

         (a) Audit Fees -         Fiscal Year Ending October 31, 2004 - $33,000
                                  Fiscal Year Ending October 31, 2003 - $30,000

         Merrill Lynch Core Principal Protected Fund

         (b) Audit-Related Fees - Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Master Large Cap Core Portfolio of Master Large Cap Series Trust

         (b) Audit-Related Fees - Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Merrill Lynch Core Principal Protected Fund

         (c) Tax Fees -           Fiscal Year Ending October 31, 2004 - $5,800
                                  Fiscal Year Ending October 31, 2003 - $5,400

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Large Cap Core Portfolio of Master Large Cap Series Trust

         (c) Tax Fees -           Fiscal Year Ending October 31, 2004 - $8,000
                                  Fiscal Year Ending October 31, 2003 - $7,500

         The nature of the services include tax compliance, tax advice and tax planning.

         Merrill Lynch Core Principal Protected Fund

         (d) All Other Fees -     Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Master Large Cap Core Portfolio of Master Large Cap Series Trust

         (d) All Other Fees -     Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending October 31, 2004 - $13,270,096
             Fiscal Year Ending October 31, 2003 - $18,737,552

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: December 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: December 13, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: December 13, 2004